TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Donation	¥ 1,264	$ 183	¥ 4,075
Accrued expenses	29,867	4,330	31,843
Accrued welfare	29,662	4,301	14,538
Impairment loss of long-lived assets and investments	327,764	47,521	303,168
Allowance for doubtful accounts	5,398	783	22,577
Tax losses	1,149,639	166,682	1,441,091
Valuation allowance	(1,335,100)	(193,600)	(1,114,351)
Total deferred tax assets, net	208,469	30,225	702,941
Accumulated tax losses	4,706,300	682,300
Valuation allowance	¥ 1,335,100	$ 193,600	¥ 1,114,351